Subsequent Events (Details) - USD ($)					1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2025	Jan. 05, 2025	May 22, 2024	Feb. 23, 2023	Apr. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Feb. 06, 2024	Jan. 17, 2024	Aug. 14, 2023
Subsequent Events [Line Items]
Warrants to purchase			1,000,000						1,000,000
Warrant exercise price current								$ 2
Warrant exercise price decrease			$ 0.75	$ 10.5
Number of shares issued							399,384
Price per share						$ 1.87	$ 1.87			$ 20
AiBtl Holding [Member] | Forecast [Member]
Subsequent Events [Line Items]
Number of shares issued	1,800
Price per share	$ 5				$ 5
Capital raised	$ 9,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Warrants to purchase		1,029,167
Principal amount of converted debt						$ 600,000
Subsequent Event [Member] | 2nd Lind Note [Member]
Subsequent Events [Line Items]
Principal amount of converted debt						$ 400,000
Conversion of debt						400,000
Subsequent Event [Member] | Third LIND Note [Member]
Subsequent Events [Line Items]
Principal amount of converted debt						$ 400,000
Conversion of debt						400,000
Subsequent Event [Member] | December Letter Agreement [Member]
Subsequent Events [Line Items]
Warrants to purchase		1,029,167
Warrant exercise price current		$ 0.75
Warrant exercise price decrease		0.4
Subsequent Event [Member] | AiBtl Holding [Member]
Subsequent Events [Line Items]
Number of shares issued					1,800
Unregistered price per shares	$ 5				$ 5
Capital raised					$ 9,000
Common Stock [Member] | Subsequent Event [Member] | Advisors One [Member]
Subsequent Events [Line Items]
Number of shares issued					50,000
Unregistered price per shares	1.05				$ 1.05
Capital raised					$ 52,500
Common Stock [Member] | Subsequent Event [Member] | Advisors Two [Member]
Subsequent Events [Line Items]
Number of shares issued					90,277
Unregistered price per shares	$ 1.05				$ 1.05
Capital raised					$ 94,791
Minimum [Member]
Subsequent Events [Line Items]
Price per share						$ 1.87	1.87
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Warrant exercise price current		0.4
Maximum [Member]
Subsequent Events [Line Items]
Price per share						$ 20	$ 20
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Warrant exercise price current		$ 0.75
Private Offering [Member] | Forecast [Member]
Subsequent Events [Line Items]
Number of shares issued	502,081
Unregistered price per shares	$ 0.6				$ 0.6
Capital raised by private offering	$ 301,250
Unregistered Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of shares issued					724,372
Capital raised by private offering					$ 436,125
Unregistered Shares [Member] | Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Unregistered price per shares	$ 0.6				$ 0.6
Unregistered Shares [Member] | Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Unregistered price per shares	0.65				$ 0.65
Unregistered Restricted Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of shares issued					9,909
Unregistered price per shares	$ 0.99				$ 0.99
Capital raised					$ 9,800